Exhibit 99.7

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2021-J1
Start - End Dates:	9/2020 - 1/2021

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	9
Compliance	State Consumer Protection	CMPSTCP101	OH CSPA; Unable to determine prior refi made by govt.	1
Compliance	State Consumer Protection	CMPSTCP117	OH CSPA; Home Mortgage Information Document not provided	1
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	1
Compliance	Borrower's Interest	CMPBI1616	MA Borrower Interest; Worksheet not properly dated	1
Compliance	Borrower's Interest	CMPBI1623	MA Borrower Interest; Worksheet missing	2
Total				20

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